FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Sep. 30, 2024
Condensed Financial Information Disclosure [Abstract]
SCHEDULE OF PARENT COMPANY BALANCE SHEETS

PARENT COMPANY BALANCE SHEETS

	September 30, 2024	September 30, 2023

NON-CURRENT ASSETS
Investment in subsidiary	$-	$-

TOTAL ASSETS	$-	$-

NON-CURRENT LIABILITIES
Investment deficit in subsidiary	$2,714,257	1,361,540

TOTAL LIABILITIES	$2,714,257	$1,361,540

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ DEFICIT
Class A ordinary shares, $0.0001 par value, 400,000,000 shares authorized, 22,304,693 shares issued and outstanding as of September 30, 2024 and 2023, respectively*	2,230	2,230
Class B ordinary shares, $0.0001 par value, 100,000,000 shares authorized, 8,945,307 shares issued and outstanding as of September 30, 2024 and 2023*	895	895
Share subscription receivables	(3,125)	(3,125)
Additional paid-in capital	12,154,929	12,154,929
Accumulated deficit	(15,419,765)	(14,139,104)
Accumulated other comprehensive income	550,579	622,635
Total shareholders’ deficit	(2,714,257)	(1,361,540)

TOTAL LIABILITIES AND SHAREHOLDERS’ DEFICIT	$-	$-

*	Giving retroactive effect to the issuance of shares effected on April 21, 2023.

SCHEDULE OF PARENT COMPANY STATEMENTS OF OPERATIONS

PARENT COMPANY STATEMENTS OF OPERATIONS

	Years Ended September 30,
	2024	2023	2022

LOSS FROM SUBSIDIARIES	$(1,275,449)	$(2,343,238)	$(6,456,883)

Loss before income tax expense	(1,275,449)	(2,343,238)	(6,456,883)
Income tax expense	(5,212)	-	-

NET LOSS	(1,280,661)	(2,343,238)	(6,456,883)

SCHEDULE OF PARENT COMPANY STATEMENTS OF CASH FLOWS

PARENT COMPANY STATEMENTS OF CASH FLOWS

	Years Ended September 30,
	2024	2023	2022

Cash flows from operating activities
Net loss	$(1,280,661)	$(2,343,238)	$(6,456,883)
Adjustments to reconcile net loss to cash used in operating activities:
Equity loss of subsidiary	1,280,661	2,343,238	6,456,883
Net cash used in operating activities	-	-	-

Changes in Cash and cash equivalents	-	-	-

Cash and cash equivalents at beginning of year	-	-	-

Cash and cash equivalents at end of year	$-	$-	-